INCOME TAXES - Components of deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets:
Reserves and Allowances	¥ 49,545	¥ 61,842
Intangibles	11,331	11,331
Investments in securities	15,564	14,646
Asset retirement obligation	2,425	2,495
Accrued Commissions	20,737	40,852
Leases	767	944
Net Operating Loss	6,163	5,117
Others	16,537	17,036
Total deferred tax assets, gross	123,069	154,263
Less: valuation allowance	(5,186)	(4,572)	¥ (121)
Total deferred tax assets, net	117,883	149,691
Deferred tax liabilities:
Inventories	169,761	150,082
Property and equipment	23,936	26,922
Prepaid Expenses	108	108
Intangible assets, including software	3,543	5,118
Leases	1,919	723
Others	3,634	726
Total deferred tax liabilities	202,901	183,679
Deferred tax liabilities, net	85,018	33,988
Valuation allowance for deferred tax assets	5,186	4,572	¥ 121
Lead Real Estate Co., Ltd
Deferred tax assets:
Less: valuation allowance	0	0
Deferred tax liabilities:
Valuation allowance for deferred tax assets	¥ 0	¥ 0